SCHEDULE OF USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	Dec. 31, 2025
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Estimated residual	0.00%
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Estimated residual	10.00%
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Estimated residual	0.00%
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Estimated residual	10.00%
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Estimated residual	0.00%
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated residual	10.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]
Useful Life, Lease Term [Member]
Property, Plant and Equipment [Line Items]
Estimated residual	0.00%